Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets are comprised of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Customer contracts	63,398,729	66,590,884	9,685,243
Software	31,501,874	36,937,043	5,372,270
License	922,135	942,481	137,078
Less: accumulated amortization	48,437,284	71,310,260	10,371,647
Intangible assets subject to amortization	47,385,454	33,160,148	4,822,944

License with indefinite life	26,194,611	26,891,801	3,911,250
Foreign currency translation adjustment	770,790	(1,927,341)	(280,320)
Intangible assets, net	74,350,855	58,124,608	8,453,874

Insurance Brokerage Licenses included in the intangible assets are assessed as indefinite life and are not subject to amortization. Amortization expense related to other intangible asset was   RMB18,755,112, RMB21,669,520 and RMB22,872,976 for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group expects to record amortization expense of RMB3,947,021,  RMB3,173,272, RMB3,173,272, RMB3,173,272, RMB3,173,272 for the years ending December 31, 2019, 2020, 2021, 2022 and 2023, respectively.